Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income	$ 42,601	$ 42,238	$ 44,193
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,038	4,554	4,776
Net gain on sale of other real estate owned	(298)	(373)	(2,599)
Writedown of other real estate owned	1,242	1,143	1,967
Net gain on sale of building held for sale	0	0	(1,556)
Provision for loan losses	2,950	3,700	5,100
Deferred tax expense	3,261	3,011	2,964
Net amortization of securities	4,986	5,486	5,458
Stock based compensation expense	224	204	325
Net gain on sale of bank premises and equipment	(480)	0	(1)
Net gain on securities transactions	(668)	(251)	(717)
(Increase) decrease in taxes receivable	(921)	3,510	723
(Increase) decrease in interest receivable	(808)	538	398
Increase (decrease) in interest payable	25	(47)	80
Increase in other assets	(1,677)	(4,168)	(7,239)
Increase in accrued expenses and other liabilities	419	463	1,123
Total adjustments	12,293	17,770	10,802
Net cash provided by operating activities	54,894	60,008	54,995
Cash flows from investing activities:
Proceeds from sales and calls of securities available for sale	245,929	254,955	321,074
Purchases of securities available for sale	(275,303)	(189,823)	(126,113)
Proceeds from maturities of securities available for sale	1,949	4,025	11,206
Proceeds from calls and maturities of held to maturity securities	10,975	14,481	15,269
Purchases of Federal Reserve Bank and Federal Home Loan Bank stock	(99)	(252)	(451)
Proceeds from redemptions of Federal Reserve Bank and Federal Home Loan Bank stock	0	0	1,723
Net increase in loans	(146,629)	(148,532)	(266,630)
Net proceeds from sale of building held for sale	0	0	4,745
Proceeds from dispositions of other real estate owned	6,768	7,511	12,972
Proceeds from dispositions of bank premises and equipment	674	112	139
Purchases of bank premises and equipment	(2,055)	(3,744)	(8,497)
Net cash used in investing activities	(157,791)	(61,267)	(34,563)
Cash flows from financing activities:
Net increase in deposits	95,785	68,137	105,170
Net increase (decrease) in short-term borrowings	18,180	2,110	(15,046)
Proceeds from exercise of stock options	1,368	147	131
Proceeds from sales of treasury stock	2,447	2,670	2,850
Purchases of treasury stock	(701)	(147)	(282)
Dividends paid	(25,064)	(24,950)	(24,851)
Net cash provided by financing activities	92,015	47,967	67,972
Net (decrease) increase in cash and cash equivalents	(10,882)	46,708	88,404
Cash and cash equivalents at beginning of period	718,156	671,448	583,044
Cash and cash equivalents at end of period	707,274	718,156	671,448
Cash paid during the year for:
Interest paid	15,279	16,244	15,408
Income taxes paid	23,494	21,005	26,727
Non cash investing and financing activities:
Transfer of loans to real estate owned	5,525	8,295	10,620
Transfer of other real estate owned to fixed assets	0	0	568
Increase in dividends payable	29	24	29
Change in unrealized (loss) gain on securities available for sale - gross of deferred taxes	(3,784)	(1,330)	23,913
Change in deferred tax effect on unrealized (loss) gain on securities available for sale, net of reclassification adjustment	1,514	531	(9,528)
Amortization of net actuarial loss and prior service credit on pension and post retirement plans, gross of deferred taxes	0	160	(98)
Change in deferred tax effect of amortization of net actuarial loss and prior service credit on pension and post retirement plans	0	(63)	38
Change in overfunded portion of pension and post retirement benefit plans (ASC 715) - gross of deferred taxes	1,333	711	(8,367)
Deferred tax effect of change in overfunded portion of pension and post retirement benefit plans (ASC 715)	$ (533)	$ (281)	$ 3,336